RISK AND UNCERTAINTIES (Tables)	12 Months Ended
Dec. 31, 2025
Major Customers [Member]
SCHEDULE OF CONCENTRATION

	Years ended December 31,
	2023	2024	2025
Customer A	24%	25%	25%
Customer B	12%	10%	8%

As of December 31, 2024 and 2025, accounts receivable due from these customers which accounted for more than 10% of the total consolidated accounts receivable, respectively are presented as follows:

	As of December 31,
	2024	2025
Customer A	38%	32%
Customer B	19%	15%

Major Vendors [Member]
SCHEDULE OF CONCENTRATION

	Years ended December 31,
	2023	2024	2025
Vendor A, related party	45%	42%	38%
Vendor B, related party	29%	30%	31%
Vendor C, related party	14%	13%	11%

As of December 31, 2024 and 2025, accounts payable due to these vendors which accounted for more than 10% of the total consolidated accounts payable, respectively are presented as follows:

	As of December 31,
	2024	2025
Vendor A, related party	15%	6%
Vendor B, related party	43%	40%
Vendor C, related party	24%	21%